As filed with the Securities and Exchange Commission June 24, 2026

File Nos. 333-188521 and 811-22842

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE

SECURITIES ACT OF 1933

Post-Effective Amendment No. 184

AND

REGISTRATION STATEMENT UNDER THE

INVESTMENT COMPANY ACT OF 1940

Amendment No. 186

FORUM FUNDS II

190 Middle Street, Suite 101

Portland, Maine 04101

207-347-2000

Alison Fuller, Esq.
Stradley Ronon Stevens & Young, LLP
2000 K Street, N.W., Suite 700
Washington, D.C. 20006-1871

Copies to:

Zachary Tackett

Apex Fund Services

190 Middle Street, Suite 101

Portland, ME 04101

It is proposed that this filing will become effective:

☐ immediately upon filing pursuant to Rule 485, paragraph (b)(1)

☐ on ____________ pursuant to Rule 485, paragraph (b)(1)

☐ 60 days after filing pursuant to Rule 485, paragraph (a)(1)

☐ on                              , pursuant to Rule 485, paragraph (a)(1)

☐ 75 days after filing pursuant to Rule 485, paragraph (a)(2)

☒ on July 24, 2026, pursuant to Rule 485, paragraph (a)(2)

☒ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

FORUM FUNDS II

CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Part A: The Prospectus for Sound Shore Fund is incorporated herein by reference to Post-Effective Amendment No. 183 to the Registrant’s Registration Statement on Form N-1A, as filed with the Securities and Exchange Commission on April 15, 2026, accession number 0001398344-26-006575 (“PEA No. 183”).

Part B: The Statement of Additional Information for Sound Shore Fund is incorporated herein by reference to PEA No. 183.

Part C: Incorporated herein by reference to PEA No. 183.

Signature Page

EXPLANATORY NOTE
Designation of New Effective Date for Previously Filed Amendment

Post-Effective Amendment No. 183 to the Registrant’s Registration Statement on Form N-1A (“PEA No. 183”) was filed pursuant to Rule 485(a)(2) under the Securities Act of 1933, as amended (the “1933 Act”) on April 15, 2026. Pursuant to Rule 485(a)(2), PEA No. 183 would have become effective on June 29, 2026.

This Post-Effective Amendment No. 184 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act, solely for the purpose of delaying, until July 24, 2026, the effectiveness of the registration statement for Sound Shore Fund, a series of the Registrant, filed in PEA No. 183. No other series of the Registrant is affected by the filing.

This PEA No. 184 incorporates by reference the information contained in Parts A, B, and C of PEA No. 183.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all requirements for effectiveness of this registration statement under Rule 485(b) of the Securities Act and has duly caused this amendment to its registration statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Portland, and State of Maine on June 24, 2026.

Forum Funds

/s/ Zachary Tackett
Zachary Tackett, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities indicated on June 24, 2026.

(a)	Principal Executive Officer

/s/ Zachary Tackett
Zachary Tackett
Principal Executive Officer

(b)	Principal Financial Officer

/s/ Karen Shaw
Karen Shaw
Principal Financial Officer (Principal Accounting Officer)

(c)	A majority of the Trustees

/s/ Karen Shaw
Karen Shaw, Trustee

David Tucker, Trustee*
Mark Moyer, Trustee*
Jennifer Brown-Strabley, Trustee*

By:	/s/ Zachary Tackett
Zachary Tackett
As Attorney-in-fact

* Pursuant to powers of attorney previously filed.